Revenue (Details) - Schedule of revenue by geographical markets - Revenue [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) - Schedule of revenue by geographical markets [Line Items]
Total revenues	$ 3,287	$ 1,609
Singapore [Member]
Revenue (Details) - Schedule of revenue by geographical markets [Line Items]
Total revenues	2,841	1,259
Israel [Member]
Revenue (Details) - Schedule of revenue by geographical markets [Line Items]
Total revenues	326	249
United States [Member]
Revenue (Details) - Schedule of revenue by geographical markets [Line Items]
Total revenues		101
United Arab Emirates [Member]
Revenue (Details) - Schedule of revenue by geographical markets [Line Items]
Total revenues	$ 120